Schedule of Equity Investments (Details)	Sep. 30, 2025 USD ($)	Jan. 20, 2025 CNY (¥)	Jan. 20, 2025 USD ($)	Sep. 30, 2024 USD ($)
Equity Investments [Abstract]
Equity investments	$ 6,891,243	¥ 10,500,000	$ 1,477,729